INCOME TAXES - Schedule Of Components Of Income Taxes In Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Revaluation of property, plant and equipment	$ 1,214	$ 623
Financial contracts and power sale agreements	(59)	6
Income tax relating to marketable securities measured at fair value through other comprehensive income	74	88
Foreign currency translation	37	(8)
Revaluation of pension obligation	(40)	(6)
Total deferred tax in other comprehensive income	$ 1,226	$ 703